Expense Example, No Redemption - Class C	Jul. 31, 2025 USD ($)
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	553
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	2,129
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	$ 2,417